PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 28, 2014
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net
	As of	As of
	February 28,	February 28,
	2013	2014

Building	$64,073,055	$65,000,502
Leasehold improvement	10,796,498	12,913,755
Computer, network equipment and software	13,141,255	17,313,650
Vehicles	854,070	901,237
Office equipment and furniture	1,994,719	2,584,563

Total cost of property and equipment	90,859,597	98,713,707
Less: accumulated depreciation and amortization	(14,744,509)	(20,088,516)

	$76,115,088	$78,625,191